Consolidated Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
April 30, 2026
SCPK6-NPRT3-0626
1.9884009.108
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.6%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (c)(d)	3,404,801	8,875,634
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Elsight Ltd (c)	3,807,303	17,869,444
TOTAL AUSTRALIA		26,745,078
CANADA - 1.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp	1,567,442	22,317,023
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (c)	295,393	16,553,824
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (c)	597,060	5,528,775
Materials - 0.5%
Metals & Mining - 0.5%
G Mining Ventures Corp (c)	454,560	15,754,912
Major Drilling Group International Inc (c)	470,230	5,424,599
TOTAL MATERIALS		21,179,511
TOTAL CANADA		65,579,133
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Tonies SE Class A (c)	330,270	3,984,748
Health Care - 0.2%
Biotechnology - 0.2%
Tubulis GmbH (f)(g)(h)	4,900	9,930,916
TOTAL GERMANY		13,915,664
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Insurance - 0.2%
Accelerant Holdings Class A (b)(c)	807,180	10,501,412
ISRAEL - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (c)	48,580	24,310,889
Software - 0.3%
Cellebrite DI Ltd (c)	986,152	12,819,976
TOTAL ISRAEL		37,130,865
ITALY - 1.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	337,291	9,928,208
Leisure Products - 0.2%
Sanlorenzo SpA/Ameglia (b)	259,923	10,127,947
TOTAL CONSUMER DISCRETIONARY		20,056,155
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	155,635	23,673,519
TOTAL ITALY		43,729,674
JAPAN - 0.2%
Industrials - 0.2%
Professional Services - 0.2%
BayCurrent Inc	260,830	8,399,784
Timee Inc (b)(c)	95,700	777,521

TOTAL JAPAN		9,177,305
NETHERLANDS - 0.9%
Health Care - 0.4%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (c)	250,980	7,167,988
Pharmaceuticals - 0.2%
Pharvaris NV (c)	326,356	10,120,300
TOTAL HEALTH CARE		17,288,288
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	74,660	21,660,828
TOTAL NETHERLANDS		38,949,116
NORWAY - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
General Oceans AS	1,755,440	5,810,287
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	92,540	20,245,901
THAILAND - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (c)	120,771	82,543,355
UNITED KINGDOM - 1.4%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	55,229	14,647,293
Energy - 0.9%
Energy Equipment & Services - 0.9%
Subsea 7 SA	443,080	15,935,136
TechnipFMC PLC	277,908	21,001,508
TOTAL ENERGY		36,936,644
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (f)(g)	431,700	1,286,484
Capital Markets - 0.2%
Marex Group PLC	161,330	8,606,956
Financial Services - 0.0%
Klarna Group PLC (b)(c)	29,830	415,233
TOTAL FINANCIALS		10,308,673
TOTAL UNITED KINGDOM		61,892,610
UNITED STATES - 88.5%
Communication Services - 0.6%
Entertainment - 0.4%
IMAX Corp (b)(c)	334,439	12,715,371
Sphere Entertainment Co Class A (c)	31,370	4,468,657
		17,184,028
Media - 0.2%
MNTN Inc Class A (c)	937,773	8,843,199
TOTAL COMMUNICATION SERVICES		26,027,227
Consumer Discretionary - 7.4%
Automobile Components - 0.4%
LCI Industries	44,280	5,279,062
Patrick Industries Inc	128,080	11,911,440
		17,190,502
Broadline Retail - 0.0%
Savers Value Village Inc (b)(c)	220,380	1,862,210
Diversified Consumer Services - 1.8%
American Public Education Inc (c)	75,080	4,365,902
Covista Inc (c)	181,881	20,956,329
Duolingo Inc Class A (c)	87,980	9,686,598
Frontdoor Inc (c)	350,480	24,053,442
Grand Canyon Education Inc (c)	76,083	12,863,353
Stride Inc (c)	46,650	4,532,514
Universal Technical Institute Inc (b)(c)	62,701	2,353,169
		78,811,307
Hotels, Restaurants & Leisure - 3.0%
Black Rock Coffee Bar Inc Class A (b)	359,880	4,419,326
Brinker International Inc (c)	79,689	12,131,853
Cava Group Inc (b)(c)	214,391	20,026,264
Cheesecake Factory Inc/The (b)	343,782	21,613,575
Dutch Bros Inc Class A (c)	149,222	8,581,757
Kura Sushi USA Inc Class A (b)(c)	153,972	8,479,238
Lindblad Expeditions Holdings Inc (c)	747,151	13,844,708
Pursuit Attractions and Hospitality Inc (c)	269,016	11,320,193
Red Rock Resorts Inc Class A	232,197	12,529,350
Rush Street Interactive Inc Class A (c)	260,940	7,332,414
Shake Shack Inc Class A (b)(c)	63,230	6,478,546
		126,757,224
Leisure Products - 0.1%
YETI Holdings Inc (c)	163,800	6,463,548
Specialty Retail - 2.1%
BARK Inc warrants 5/1/2026 (c)	54	0
Boot Barn Holdings Inc (c)	144,961	24,853,563
Chewy Inc Class A (c)	171,597	4,361,996
Fanatics Inc Class A (c)(f)(g)	163,048	14,238,982
RealReal Inc/The (c)	1,167,420	13,880,624
Urban Outfitters Inc (c)	206,626	14,534,073
Warby Parker Inc Class A (b)(c)	726,087	16,061,044
		87,930,282
TOTAL CONSUMER DISCRETIONARY		319,015,073
Consumer Staples - 1.4%
Beverages - 0.8%
Vita Coco Co Inc/The (c)	504,959	33,322,244
Consumer Staples Distribution & Retail - 0.5%
Sprouts Farmers Market Inc (c)	134,190	10,983,452
US Foods Holding Corp (c)	123,996	11,592,386
		22,575,838
Food Products - 0.1%
Once Upon a Farm PBC (b)(c)	309,100	4,713,775
TOTAL CONSUMER STAPLES		60,611,857
Energy - 0.9%
Energy Equipment & Services - 0.5%
WaterBridge Infrastructure LLC Class A	321,610	9,693,325
Weatherford International PLC	105,100	11,597,785
		21,291,110
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (c)	331,614	13,019,166
Centrus Energy Corp Class A (b)(c)	18,170	3,833,143
		16,852,309
TOTAL ENERGY		38,143,419
Financials - 6.5%
Banks - 1.1%
East West Bancorp Inc	116,929	14,788,011
First Bancorp/Southern Pines NC	234,174	13,521,207
Hancock Whitney Corp	119,318	8,055,157
Pinnacle Financial Partners Inc	107,690	10,654,849
		47,019,224
Capital Markets - 1.9%
Houlihan Lokey Inc Class A	67,307	10,415,758
Perella Weinberg Partners (g)	457,262	10,398,138
Perella Weinberg Partners Class A	715,560	16,271,835
Piper Sandler Cos	46,012	4,012,246
PJT Partners Inc Class A	79,740	12,179,488
Ridgepost Capital Inc Class A (b)	1,004,844	7,968,413
StepStone Group Inc rights 12/31/2038 (c)(f)	6,434	394,404
StoneX Group Inc (c)	53,210	5,641,856
Wealthfront Corp (b)(c)	718,060	7,561,172
WisdomTree Inc	443,752	7,543,784
		82,387,094
Consumer Finance - 2.4%
Dave Inc Class A (b)(c)	70,900	19,284,091
Enova International Inc (c)	154,580	26,187,398
EZCORP Inc Class A (c)	622,710	20,412,434
FirstCash Holdings Inc	159,755	34,861,736
		100,745,659
Financial Services - 0.4%
HA Sustainable Infrastructure Capital Inc	344,260	14,441,707
Remitly Global Inc (c)	245,980	5,384,502
		19,826,209
Insurance - 0.7%
Lemonade Inc (c)	70,130	3,972,163
Oscar Health Inc Class A (c)	310,650	5,734,599
Stewart Information Services Corp	172,624	12,081,954
Trupanion Inc (c)	356,909	8,562,247
		30,350,963
TOTAL FINANCIALS		280,329,149
Health Care - 24.9%
Biotechnology - 12.9%
Apogee Therapeutics Inc (b)(c)	126,676	10,500,174
ArriVent Biopharma Inc (c)	149,030	4,633,343
Arrowhead Pharmaceuticals Inc (c)	66,000	4,849,680
Avalyn Pharma Inc	235,955	4,247,190
Blueprint Medicines Corp rights (c)(f)	62,502	1
Bridgebio Pharma Inc (c)	336,522	23,930,079
Caris Life Sciences Inc (c)	563,256	10,701,864
Celldex Therapeutics Inc (c)	237,705	7,815,740
CG oncology Inc (c)	480,339	32,057,825
Cogent Biosciences Inc (c)	1,249,295	44,712,268
Crescent Biopharma Inc (c)(g)	239,807	5,364,483
Cyclerion Therapeutics Inc (e)(f)	179,713	436,703
Cyclerion Therapeutics Inc (b)(c)	4,982	16,490
Cytokinetics Inc (c)	281,164	17,986,061
CytomX Therapeutics Inc (c)	1,988,030	8,389,487
Damora Therapeutics Inc (c)	410,184	10,525,321
Dianthus Therapeutics Inc (c)	233,060	20,462,668
Disc Medicine Inc (c)	198,806	13,111,256
Inovio Pharmaceuticals Inc (b)(c)	2,822,120	3,160,774
Jade Biosciences Inc (c)	231,258	5,642,695
Kiniksa Pharmaceuticals International Plc Class A (c)	291,812	15,693,649
Kymera Therapeutics Inc (c)	157,460	12,765,282
Madrigal Pharmaceuticals Inc (c)	24,539	12,696,233
Mineralys Therapeutics Inc (c)	188,573	5,025,470
Mirum Pharmaceuticals Inc (b)(c)	204,520	19,901,841
Moderna Inc (c)	182,170	8,368,890
Nurix Therapeutics Inc (c)	475,558	7,941,819
Nuvalent Inc Class A (c)	239,831	24,050,253
Olema Pharmaceuticals Inc (c)	193,300	2,785,453
Oruka Therapeutics Inc (c)	295,854	20,239,372
Palvella Therapeutics Inc (b)(c)	65,580	8,415,226
Praxis Precision Medicines Inc (c)	56,240	17,930,999
Precigen Inc (b)(c)	656,930	2,732,829
Relay Therapeutics Inc (c)	488,330	6,328,757
Rhythm Pharmaceuticals Inc (b)(c)	207,612	16,891,312
Scholar Rock Holding Corp (c)	24,941	1,162,500
Spyre Therapeutics Inc (c)	383,326	28,538,621
Stoke Therapeutics Inc (c)	259,177	8,480,271
Tango Therapeutics Inc (b)(c)	271,300	5,865,506
Travere Therapeutics Inc (c)	401,290	16,902,335
Twist Bioscience Corp (b)(c)	306,800	17,932,460
Tyra Biosciences Inc (c)	191,359	6,649,725
Upstream Bio Inc (c)	693,618	6,367,413
Veracyte Inc (c)	457,070	15,046,744
Viking Therapeutics Inc (c)	108,364	3,378,790
Viridian Therapeutics Inc (c)	610,677	8,231,926
X4 Pharmaceuticals Inc (c)	1,689,700	6,877,079
Zenas Biopharma Inc (c)	531,120	10,261,238
Zenas Biopharma Inc (g)	80,024	1,546,064
Zymeworks Inc (c)	184,050	5,068,737
		552,620,896
Health Care Equipment & Supplies - 2.2%
Artivion Inc (c)	265,488	9,512,435
Ceribell Inc (c)	830,545	16,743,787
Envista Holdings Corp (c)	273,650	7,098,481
iRhythm Technologies Inc (c)	39,980	5,163,817
LivaNova PLC (c)	140,340	8,434,434
Neogen Corp (b)(c)	626,340	5,887,596
NeuroPace Inc (c)	182,812	3,082,210
Shoulder Innovations Inc (b)	387,903	4,961,279
TransMedics Group Inc (b)(c)	315,920	31,841,578
		92,725,617
Health Care Providers & Services - 5.3%
Alignment Healthcare Inc (c)	1,204,659	27,153,014
BrightSpring Health Services Inc (c)	1,323,382	63,482,635
Ensign Group Inc/The	204,916	38,255,768
Guardant Health Inc (c)	196,570	17,117,316
Guardian Pharmacy Services Inc Class A (c)	241,711	8,967,478
HealthEquity Inc (b)(c)	119,638	9,813,905
Hims & Hers Health Inc Class A (b)(c)	218,380	5,933,385
LifeStance Health Group Inc (c)	2,723,586	20,617,546
Privia Health Group Inc (c)	650,552	16,166,217
Progyny Inc (c)	849,341	15,780,756
RadNet Inc (b)(c)	71,220	4,027,490
		227,315,510
Health Care Technology - 0.2%
Waystar Holding Corp (c)	565,880	12,095,685
Wugen Inc warrants 8/22/2035 (c)(f)(g)	45,967	78,144
		12,173,829
Life Sciences Tools & Services - 0.5%
BioLife Solutions Inc (b)(c)	292,290	6,161,473
Charles River Laboratories International Inc (c)	49,539	8,271,527
Veterinary Emergency Group (c)(f)(g)(h)	68,413	6,729,787
		21,162,787
Pharmaceuticals - 3.8%
Amylyx Pharmaceuticals Inc (c)	1,053,389	16,854,224
Axsome Therapeutics Inc (c)	163,505	33,968,165
Crinetics Pharmaceuticals Inc (c)	422,232	16,374,157
Definium Therapeutics Inc (c)	409,890	8,968,393
Edgewise Therapeutics Inc (c)	240,790	7,454,858
Elanco Animal Health Inc (c)	326,199	7,297,072
Enliven Therapeutics Inc (c)	569,804	23,493,019
Enliven Therapeutics Inc (c)(g)	100,587	4,147,202
Liquidia Corp (b)(c)	113,501	4,450,374
MBX Biosciences Inc (c)	152,210	4,599,786
Ocular Therapeutix Inc (c)	329,204	3,084,641
Phibro Animal Health Corp Class A	146,827	7,808,260
Structure Therapeutics Inc ADR (c)	207,912	8,617,952
Trevi Therapeutics Inc (c)	990,061	13,623,239
		160,741,342
TOTAL HEALTH CARE		1,066,739,981
Industrials - 26.2%
Aerospace & Defense - 5.3%
AeroVironment Inc (b)(c)	29,220	5,698,484
ATI Inc (c)	213,919	33,255,849
Beta Technologies Inc (i)	1,317,424	20,986,564
Beta Technologies Inc Class A (b)(c)	46,530	741,223
BWX Technologies Inc	79,875	17,284,151
Cadre Holdings Inc	18,840	558,606
Carpenter Technology Corp	68,076	29,150,144
Ducommun Inc (c)	43,710	6,203,760
Karman Holdings Inc (b)(c)	324,128	22,034,221
Kratos Defense & Security Solutions Inc (c)	145,980	9,204,039
Leonardo DRS Inc	298,538	12,129,599
Mercury Systems Inc (c)	114,558	9,039,772
Moog Inc Class A	48,900	14,734,059
V2X Inc (c)	122,309	8,293,773
VSE Corp	45,140	7,749,635
Woodward Inc	75,578	27,434,058
		224,497,937
Building Products - 2.4%
Armstrong World Industries Inc	56,640	9,650,890
AZZ Inc (b)	171,690	24,558,538
Madison Air Solutions Corp Class A (b)	37,400	1,427,931
Modine Manufacturing Co (c)	96,300	24,520,869
Resideo Technologies Inc (c)	149,730	6,194,330
Simpson Manufacturing Co Inc	92,670	17,674,949
Tecnoglass Inc	307,891	13,263,944
Zurn Elkay Water Solutions Corp	118,610	6,162,976
		103,454,427
Commercial Services & Supplies - 0.3%
HNI Corp	336,536	12,297,026
Montrose Environmental Group Inc (c)	92,248	1,941,820
		14,238,846
Construction & Engineering - 5.0%
Cardinal Infrastructure Group Inc Class A (b)	245,199	13,002,903
Construction Partners Inc Class A (c)	123,168	15,230,955
Dycom Industries Inc (c)	62,584	25,916,034
Granite Construction Inc	134,371	18,418,233
IES Holdings Inc (c)	60,177	38,758,802
Legence Corp Class A	275,890	23,991,394
Limbach Holdings Inc (c)	51,120	5,100,242
Primoris Services Corp	108,488	19,652,601
Sterling Infrastructure Inc (c)	100,437	51,787,327
		211,858,491
Electrical Equipment - 5.7%
Acuity Inc	38,080	11,034,442
Bloom Energy Corp Class A (c)	543,787	154,087,484
Nextpower Inc Class A (c)	561,547	66,897,094
Preformed Line Products Co (b)	17,750	5,897,438
X-Energy Inc	129,400	4,105,862
		242,022,320
Machinery - 3.8%
Atmus Filtration Technologies Inc	346,430	21,963,662
Blue Bird Corp (c)	252,200	16,168,542
Federal Signal Corp	103,071	12,691,132
ITT Inc	93,029	19,939,836
JBT Marel Corp (b)	112,830	13,325,223
Mueller Industries Inc	82,398	11,159,161
Oshkosh Corp	88,280	13,798,164
Proto Labs Inc (c)	92,780	6,013,072
RBC Bearings Inc (c)	37,046	22,193,888
SPX Technologies Inc (c)	35,120	7,688,119
Terex Corp	306,144	19,042,157
		163,982,956
Professional Services - 2.1%
CACI International Inc (c)	18,333	9,524,727
FTI Consulting Inc (c)	86,663	15,538,676
Huron Consulting Group Inc (c)	163,020	21,301,008
Planet Labs PBC Class A (b)(c)	691,630	25,569,561
UL Solutions Inc Class A	112,555	10,185,102
Upwork Inc (b)(c)	775,656	8,028,040
		90,147,114
Trading Companies & Distributors - 1.6%
DXP Enterprises Inc/TX (c)	119,420	20,390,965
Herc Holdings Inc	38,930	4,940,996
Xometry Inc Class A (b)(c)	813,624	41,714,502
		67,046,463
TOTAL INDUSTRIALS		1,117,248,554
Information Technology - 17.1%
Communications Equipment - 0.8%
Viavi Solutions Inc (c)	597,450	31,306,380
Vistance Networks Inc	194,490	2,488,500
		33,794,880
Electronic Equipment, Instruments & Components - 4.8%
Advanced Energy Industries Inc	144,265	55,384,777
Belden Inc	96,230	10,823,950
Mirion Technologies Inc Class A (c)	776,269	15,331,313
nLight Inc (c)	172,718	12,064,352
Novanta Inc (b)(c)	2,600	336,778
OSI Systems Inc (b)(c)	139,222	39,945,576
Sanmina Corp (c)	100,153	21,815,326
TD SYNNEX Corp	125,845	28,715,312
TTM Technologies Inc (c)	145,899	23,084,140
		207,501,524
IT Services - 1.0%
Akamai Technologies Inc (c)	90,296	9,298,682
DigitalOcean Holdings Inc (b)(c)	279,400	26,942,542
Fastly Inc Class A (c)	292,030	7,375,218
		43,616,442
Semiconductors & Semiconductor Equipment - 7.1%
Aehr Test Systems (b)(c)	342,339	31,002,220
Credo Technology Group Holding Ltd (c)	414,128	72,062,413
FormFactor Inc (c)	132,890	18,063,738
Impinj Inc (c)	57,795	8,375,651
MACOM Technology Solutions Holdings Inc (c)	181,153	51,014,496
MaxLinear Inc (c)	71,130	5,032,448
Onto Innovation Inc (c)	52,400	15,461,144
Rambus Inc (c)	237,629	27,353,474
SiTime Corp (c)	79,791	44,854,511
Veeco Instruments Inc (c)	609,287	30,372,957
		303,593,052
Software - 2.9%
Adeia Inc	442,629	14,097,734
Algolia Inc (c)(f)(g)	43,269	592,352
Alkami Technology Inc (b)(c)	485,354	7,658,886
Braze Inc Class A (c)	180,070	3,966,942
Clear Secure Inc Class A	203,470	10,863,263
Intapp Inc (c)	702,453	15,770,070
InterDigital Inc (b)	70,382	20,872,486
JFrog Ltd (c)	214,340	9,953,950
Plaid Inc/DE Class A (c)(f)(g)	29,415	8,307,384
Riot Platforms Inc (c)	584,370	10,074,539
Terawulf Inc (b)(c)	241,600	5,249,968
Workiva Inc Class A (c)	284,879	15,235,329
		122,642,903
Technology Hardware, Storage & Peripherals - 0.5%
IonQ Inc (b)(c)	454,745	20,518,094
TOTAL INFORMATION TECHNOLOGY		731,666,895
Materials - 2.0%
Chemicals - 0.8%
Element Solutions Inc	430,023	18,314,680
Minerals Technologies Inc	8,707	626,381
Perimeter Solutions Inc (c)	305,280	9,249,984
Sensient Technologies Corp	43,120	4,900,157
		33,091,202
Construction Materials - 0.3%
Suncrete Inc (g)	711,675	11,102,130
Metals & Mining - 0.8%
Coeur Mining Inc (c)	976,130	17,541,057
Ivanhoe Electric Inc / US (c)	648,615	8,321,730
USA Rare Earth Inc Class A (c)	288,719	7,498,032
		33,360,819
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	99,605	7,190,485
TOTAL MATERIALS		84,744,636
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Compass Inc Class A (c)	2,942,091	22,271,629
Jones Lang LaSalle Inc (c)	33,750	10,736,888
Landbridge Co LLC Class A (b)	189,106	12,997,255
TOTAL REAL ESTATE		46,005,772
Utilities - 0.4%
Electric Utilities - 0.3%
IDACORP Inc	85,243	12,593,801
Gas Utilities - 0.1%
UGI Corp	97,500	3,518,775
TOTAL UTILITIES		16,112,576
TOTAL UNITED STATES		3,786,645,139
TOTAL COMMON STOCKS (Cost $2,849,382,647)		4,202,865,539

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (f)(g)(j) (Cost $253,458)	253,458	263,951

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
UNITED STATES - 0.7%
Health Care - 0.3%
Biotechnology - 0.1%
Bright Peak Therapeutics Inc. Series B (c)(f)(g)	199,331	227,237
Bright Peak Therapeutics Inc. Series C (c)(f)(g)	1,323,335	1,177,768
Endeavor BioMedicines Inc Series C (c)(f)(g)	210,174	1,370,334
LifeMine Therapeutics Inc Series C (c)(f)(g)	402,743	475,237
Parabilis Medicines Inc Series F (f)(g)	245,400	1,651,543
Sonoma Biotherapeutics Inc Series B (c)(f)(g)	438,013	705,201
Sonoma Biotherapeutics Inc Series B1 (c)(f)(g)	233,603	457,862
T-Knife Therapeutics Inc Series B (c)(f)(g)	201,583	141,108
Treeline Biosciences Series A (c)(f)(g)	21,246	179,316
		6,385,606
Health Care Technology - 0.2%
Oura Inc Series E (f)(g)	124,086	7,324,797
Wugen Inc Series B (c)(f)(g)	59,982	92,971
Wugen Inc Series C (f)(g)	714,263	1,221,390
		8,639,158
TOTAL HEALTH CARE		15,024,764
Information Technology - 0.4%
Communications Equipment - 0.3%
Astranis Space Technologies Corp Series C (c)(f)(g)	125,912	2,845,611
Astranis Space Technologies Corp Series C (c)(f)(g)	26,805	605,793
Astranis Space Technologies Corp Series D (c)(f)(g)	503,082	8,708,350
Astranis Space Technologies Corp Series E (f)(g)	84,900	1,630,929
		13,790,683
IT Services - 0.0%
Yanka Industries Inc Series E (c)(f)(g)	191,029	301,826
Yanka Industries Inc Series F (c)(f)(g)	28,989	77,110
		378,936
Software - 0.1%
Algolia Inc Series D (c)(f)(g)	9,900	135,531
Lyte Ai Inc Series B (c)(f)(g)	38,600	436,566
Skyryse Inc Series B (c)(f)(g)	12,000	280,080
Skyryse Inc Series C (f)(g)	112,800	2,727,504
		3,579,681
TOTAL INFORMATION TECHNOLOGY		17,749,300
TOTAL UNITED STATES		32,774,064
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,284,849)		32,774,064

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (b) (Cost $31,910,770)	117,835	42,406,460

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	20,388,130	20,392,208
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	218,746,944	218,768,818
TOTAL MONEY MARKET FUNDS (Cost $239,161,026)			239,161,026

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $3,154,992,750)	4,517,471,040
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(232,514,926)
NET ASSETS - 100.0%	4,284,956,114

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,875,634 or 0.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,829,165 or 2.3% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $20,986,564 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $76,190,477.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/2021	1,265,403

Algolia Inc Series D	7/23/2021	289,526

Astranis Space Technologies Corp Series C	3/19/2021	2,760,108

Astranis Space Technologies Corp Series C	4/5/2023	587,591

Astranis Space Technologies Corp Series D	4/25/2024 - 12/6/2024	4,699,993

Astranis Space Technologies Corp Series E	2/10/2026	1,632,942

Bright Peak Therapeutics Inc. Series B	5/14/2021	778,587

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,500,001

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	3,208,819

Endeavor BioMedicines Inc Series C	4/22/2024	1,371,301

Enliven Therapeutics Inc	3/19/2024	1,408,218

Fanatics Inc Class A	8/13/2020 - 3/22/2021	2,891,600

LifeMine Therapeutics Inc Series C	2/15/2022	820,222

Lyte Ai Inc Series B	8/13/2024	489,683

Oura Inc Series E	9/24/2025	6,647,287

Parabilis Medicines Inc Series F	1/6/2026	1,512,744

Perella Weinberg Partners	12/29/2020	4,572,620

Plaid Inc/DE Class A	3/31/2025	5,999,972

Skyryse Inc Series B	10/21/2021	296,160

Skyryse Inc Series C	9/16/2025 - 11/21/2025	3,048,330

Sonoma Biotherapeutics Inc Series B	7/26/2021	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/2021	692,516

Starling Bank Ltd	6/18/2021 - 4/5/2022	824,189

Suncrete Inc	3/27/2026	7,116,750

T-Knife Therapeutics Inc Series B	6/30/2021	1,162,892

Treeline Biosciences Series A	7/30/2021	166,303

Tubulis GmbH	12/11/2025	1,747,714

Veterinary Emergency Group	9/16/2021 - 10/31/2023	3,598,868

Wugen Inc 0% 12/31/2199	6/14/2024	253,458

Wugen Inc Series B	7/9/2021	465,154

Wugen Inc Series C	8/22/2025 - 2/17/2026	1,266,310

Wugen Inc warrants 8/22/2035	8/22/2025	0

Yanka Industries Inc Series E	5/15/2020	2,307,478

Yanka Industries Inc Series F	4/8/2021	924,076

Zenas Biopharma Inc	10/8/2025	1,520,456

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,772,988	710,035,724	699,417,114	725,920	610	-	20,392,208	20,388,130	0.0%
Fidelity Securities Lending Cash Central Fund	307,400,265	927,277,110	1,015,907,220	965,141	(1,337)	-	218,768,818	218,746,944	0.6%
Total	317,173,253	1,637,312,834	1,715,324,334	1,691,061	(727)	-	239,161,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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